Commitments, Significant Contracts and Contingencies (Details 1) - USD ($)	May 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Commitments Significant Contracts and Contingencies
2024	$ 37,345	$ 0
2025 (three months remaining)	9,336
2025	38,642	37,094
2026	38,901	37,345
2027	8,104	38,641
2028		38,901
2029		8,104
Thereafter	0	0
Total lease payments	132,328	160,085
Less: imputed interest	(15,742)	(22,719)
Present value of operating lease liabilities	116,586	137,366	$ 163,967
Less: current obligations under leases	(29,872)	(28,047)	(27,794)
Non-Current Portion	$ 86,714	$ 109,319	$ 136,173